Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2022	May 31, 2021	May 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	36,000,000	36,000,000	36,000,000
Common stock, issued	1,616,022	1,427,124	998,622
Common Stock, Shares, Outstanding	1,616,022	1,427,124	998,622